Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Supplemental Information Related to Operating Leases

A summary of supplemental information related to operating leases is as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Operating lease ROU assets	263,346	536,710

Operating lease liabilities-non-current	171,045	311,910
Operating lease liabilities-current	93,915	215,300
Total operating lease liabilities	264,960	527,210
Weighted average remaining lease term	2.80 years	2.57 years
Weighted average discount rate	5.74%	5.41%

Summary of Lease Cost Recognized and Supplemental Cashflow Information Related to Operating Lease

A summary of lease cost recognized in the Group’s consolidated statements of operations and supplemental cashflow information related to operating leases is as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Operating lease cost	3,615	53,752	179,515
Short-term lease cost	576	2,291	4,249
Variable cost	-	1,557	6,396
Cash paid for operating leases	3,412	48,281	168,943
Right-of-use assets obtained in exchange for operating lease liabilities	22,705	295,454	448,148

Summary of Maturity of Operating Lease Liabilities under Non-Cancelable Operating Leases

A summary of maturity of operating lease liabilities under the Group’s non-cancellable operating leases as of December 31, 2020 is as follows:

As of December 31, 2020
RMB
2021	236,009
2022	205,509
2023	103,456
2024	24,380
2025	4,111
Total lease payment	573,465
Less: interest	(46,255)
Present value of operating lease liability	527,210